Long-term debt - Terms of Revolving Credit Facility (Details) - Revolving Credit Facilities [Member] - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Long-term Debt [Line Items]
Total facility amount	$ 2,100,000	$ 2,100,000
Amount drawn	(1,273,755)	(1,555,215)
Letters of credit outstanding	(11,035)	(23,210)
Unutilized capacity	$ 815,210	$ 521,575